Concentrations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Concentrations [Abstract]
Schedule of Suppliers Percentage of Cost	The table below represents a breakdown of each supplier as a percentage of the cost incurred. (Suppliers are shown from largest to smallest and do not necessarily represent the same suppliers period over period):
	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023
Supplier 1	37%	26%
Supplier 2	29%	23%
Supplier 3	12%	17%
	78%	66%
The table below represents a breakdown of each supplier as a percentage of the cost incurred (Suppliers are shown from largest to smallest and does not necessarily represent the same suppliers period over period):
	December 31, 2023	December 31, 2022
Supplier 1	32%	39%
Supplier 2	29%	14%
Supplier 3	12%	11%
	73%	64%